Schedule of Investments (unaudited)
October 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 76.1%
Communication Services — 11.4%
Diversified Telecommunication Services — 1.2%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	3,300,000	$2,462,841 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	500,000	470,658 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	660,000	673,084 (a)
Altice France SA, Senior Secured Notes	6.875%	10/15/30	2,056,167	2,012,766 (a)
Altice France SA, Senior Secured Notes	6.500%	3/15/32	546,771	524,008 (a)
Total Diversified Telecommunication Services				6,143,357
Entertainment — 1.5%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	769,850 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	2,010,000	1,710,754 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	2,350,000	2,440,816 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	1,470,000	1,489,294 (a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	1,435,000	1,316,164
Total Entertainment				7,726,878
Media — 7.3%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	880,000	924,513 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	4,900,000	4,662,424 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,600,000	1,501,031 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,000,000	2,670,539
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	1,080,000	1,114,763 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	1,970,000	1,960,798 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	990,000	987,147 (a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,327,000	2,305,432
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	1,340,000	1,319,323 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,200,000	1,154,079 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,650,000	1,738,123 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	6,273,000	6,910,365
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	517,020	534,071 (b)
EW Scripps Co., Secured Notes	9.875%	8/15/30	1,120,000	1,063,251 (a)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	150,000	149,035 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	810,000	817,452 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	830,000	835,072 (a)
McClatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	3,313,206	3,723,215 (a)(b)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	850,000	875,640 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	840,000	887,572 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	970,000	989,354 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	400,000	357,464 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	700,000	714,075 (a)
Total Media				38,194,738
Wireless Telecommunication Services — 1.4%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	3,540,000	2,798,673 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	3,320,000	2,287,020 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	640,000	224,832 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Vmed O2 UK Financing I PLC, Senior Secured Notes	6.750%	1/15/33	2,240,000	$2,248,303 (a)
Total Wireless Telecommunication Services				7,558,828

Total Communication Services				59,623,801
Consumer Discretionary — 13.8%
Automobile Components — 3.0%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	630,000	651,865 (a)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	3,000,000	2,853,384
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	2,080,000	2,087,766 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	3,280,000	3,402,574 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	2,240,000	2,346,875 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	200,000	194,863 (c)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	3,400,000	3,239,584 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	1,250,000	1,203,019 (a)
Total Automobile Components				15,979,930
Automobiles — 1.5%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,000,000	1,027,170
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,970,000	1,849,008 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	5,800,000	5,045,353 (a)
Total Automobiles				7,921,531
Diversified Consumer Services — 0.2%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	1,132,000	1,134,083 (a)
Hotels, Restaurants & Leisure — 5.6%
Carnival Corp., Senior Notes	5.125%	5/1/29	5,090,000	5,156,107 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	250,000	258,018 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	140,000	144,461 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,500,000	1,436,115 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,770,000	2,461,506 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	150,000	153,411
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	1,040,000	1,087,606
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	680,000	689,982 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,000,000	989,280 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	1,980,000	1,994,593 (a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,140,000	1,146,806
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	2,760,000	2,760,418 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	1,890,000	1,906,586 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	4,500,000	4,528,264 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	2,000,000	2,144,078 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	250,000	249,885 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,300,000	2,300,931 (a)
Total Hotels, Restaurants & Leisure				29,408,047
Household Durables — 0.8%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	2,000,000	2,064,306 (a)
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	1,300,000	1,294,742 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Household Durables — continued
Newell Brands Inc., Senior Notes	8.500%	6/1/28	670,000	$689,039 (a)
Total Household Durables				4,048,087
Specialty Retail — 2.7%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	442,551 (a)
Acushnet Co., Senior Notes	7.375%	10/15/28	1,320,000	1,370,741 (a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	2,400,000	2,418,271
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	2,500,000	2,408,762 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	205,277 (a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	1,180,000	1,041,350 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	2,880,000	2,703,690 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	780,000	812,637
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,590,000	2,513,165 (a)
Total Specialty Retail				13,916,444

Total Consumer Discretionary				72,408,122
Consumer Staples — 0.8%
Beverages — 0.2%
Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	1,132,955 (a)
Food Products — 0.6%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	1,360,000	1,304,752 (a)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	1,796,000	1,812,865 (a)
Total Food Products				3,117,617

Total Consumer Staples				4,250,572
Energy — 9.7%
Energy Equipment & Services — 0.9%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	1,670,000	1,588,553 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,980,000	2,083,451 (a)
WBI Operating LLC, Senior Notes	6.250%	10/15/30	1,000,000	999,745 (a)
Total Energy Equipment & Services				4,671,749
Oil, Gas & Consumable Fuels — 8.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	1,270,000	1,269,015 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	630,000	630,660 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.000%	7/15/29	2,980,000	3,093,943 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	970,000	972,915 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	1,970,000	2,013,370 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	3,000,000	2,910,940 (a)
Granite Ridge Resources Inc., Senior Notes	8.875%	10/31/29	3,110,000	2,985,600 (a)
Hess Midstream Operations LP, Senior Notes	5.875%	3/1/28	1,140,000	1,164,208 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.000%	4/15/30	1,350,000	1,317,377 (a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	1,700,000	1,702,421 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.639%	9/30/29	2,648,648	2,754,595 (a)(d)(e)(f)
Northern Oil & Gas Inc., Senior Notes	8.750%	6/15/31	1,500,000	1,530,660 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	510,000	517,343 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	3,500,000	3,505,719 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	646,000	$700,891 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	2,000,000	2,041,622
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	410,000	429,636 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	520,000	529,428 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	2,563,000	2,604,687 (a)(f)(g)
Sunoco LP, Senior Notes	5.625%	3/15/31	1,260,000	1,261,600 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	7.375%	2/15/29	570,000	587,168 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	1,880,000	2,024,549 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	1,160,000	1,174,622 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	5,500,000	5,651,338 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	820,000	902,327 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	2,000,000	1,905,515 (a)
Total Oil, Gas & Consumable Fuels				46,182,149

Total Energy				50,853,898
Financials — 9.2%
Banks — 2.0%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,200,000	1,464,242 (f)(g)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	690,000	698,364 (f)(g)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	2,520,000	2,659,288 (a)(f)(g)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	480,000	513,362 (a)(f)(g)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	1,300,000	1,348,074 (f)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,480,000	1,604,864 (f)(g)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	2,300,000	2,432,211 (f)
Total Banks				10,720,405
Capital Markets — 0.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	790,000	741,714 (f)(g)
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	1,100,000	1,047,094 (a)
Credit Suisse AG AT1 Claim	—	—	1,010,000	0 *(d)(e)(h)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	910,000	964,565 (a)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	720,000	905,263 (a)(f)
Total Capital Markets				3,658,636
Consumer Finance — 0.7%
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,380,000	2,391,705 (a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	1,159,845 (a)
Total Consumer Finance				3,551,550
Financial Services — 3.3%
Block Inc., Senior Notes	5.625%	8/15/30	1,200,000	1,218,881 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	3,330,000	$3,540,223 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	870,000	866,318 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	520,000	531,067 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	660,000	641,860 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,690,000	1,774,759 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	60,000	62,636 (a)
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	1,350,000	1,458,857 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	1,300,000	1,341,799 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	894,518	776,003 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	3,700,000	3,850,457 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	1,000,000	966,682 (a)
Total Financial Services				17,029,542
Insurance — 0.7%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	470,000	482,328 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	2,440,000	2,515,103 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	750,000	763,186 (a)
Total Insurance				3,760,617
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	470,000	452,753 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	1,160,000	1,180,767 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	2,710,000	2,659,430 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	2,890,000	3,047,401 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	1,970,000	2,015,836 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				9,356,187

Total Financials				48,076,937
Health Care — 6.8%
Health Care Equipment & Supplies — 0.4%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	2,330,000	2,399,907 (a)
Health Care Providers & Services — 4.0%
Akumin Inc., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	8/1/27	1,310,000	1,223,460 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,220,000	1,107,284 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	2,890,000	2,863,354 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,110,000	992,003 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	4,830,000	5,212,923 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,000,000	1,080,863 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	4,650,000	5,132,914 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	2,400,000	2,525,165 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	693,000	606,375 (a)
Total Health Care Providers & Services				20,744,341
Pharmaceuticals — 2.4%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	2,580,000	2,699,388 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,820,000	1,494,675 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	655,000	$472,419 (a)
Par Pharmaceutical Inc., Escrow	—	—	1,580,000	0 *(d)(e)(h)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,779,000	2,782,008
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	250,000	259,813
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	2,540,000	2,780,401
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,000,000	1,147,492
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	830,000	858,797
Total Pharmaceuticals				12,494,993

Total Health Care				35,639,241
Industrials — 13.6%
Aerospace & Defense — 2.5%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	1,940,000	2,004,418 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	490,000	504,474 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	250,000	259,026 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	370,000	385,720 (a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	4,000,000	4,319,008 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	2,200,000	2,337,874 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,210,000	1,235,382 (a)
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	130,000	133,696 (a)
TransDigm Inc., Senior Secured Notes	6.875%	12/15/30	1,250,000	1,298,904 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	700,000	731,161 (a)
Total Aerospace & Defense				13,209,663
Building Products — 0.3%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,790,000	1,857,970 (a)
Commercial Services & Supplies — 3.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,470,000	1,440,782 (a)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	4,230,000	4,466,648
GEO Group Inc., Senior Notes	10.250%	4/15/31	4,400,000	4,822,347
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	2,300,000	2,408,965 (a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	300,000	293,959 (a)
RB Global Holdings Inc., Senior Secured Notes	6.750%	3/15/28	1,330,000	1,359,668 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	2,220,000	2,233,931 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,090,000	1,118,525 (a)
Total Commercial Services & Supplies				18,144,825
Construction & Engineering — 1.0%
Empire Communities Corp., Senior Notes	9.750%	5/1/29	2,520,000	2,579,900 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,210,000	2,468,171 (a)
Total Construction & Engineering				5,048,071
Electrical Equipment — 0.1%
Gates Corp., Senior Notes	6.875%	7/1/29	680,000	706,833 (a)
Ground Transportation — 0.8%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	2,610,000	2,444,634 (a)
RXO Inc., Senior Notes	7.500%	11/15/27	1,480,000	1,512,242 (a)
Total Ground Transportation				3,956,876
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Machinery — 1.3%
Esab Corp., Senior Notes	6.250%	4/15/29	2,210,000	$2,264,397 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	1,260,000	1,287,228 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,830,000	1,835,574
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,300,000	1,281,949 (a)
Total Machinery				6,669,148
Passenger Airlines — 2.8%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,170,000	1,161,750 (a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	950,000	972,631 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	5,590,000	5,835,440 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	290,000	292,776 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	820,000	806,777 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	11.000%	3/12/30	2,075,088	1,104,984 *(a)(i)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	4,500,000	4,459,706 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	119,145	119,173
Total Passenger Airlines				14,753,237
Trading Companies & Distributors — 1.3%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	900,000	942,605 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	900,000	949,561 (a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	2,310,000	2,327,935
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	2,500,000	2,567,838 (a)
Total Trading Companies & Distributors				6,787,939

Total Industrials				71,134,562
Information Technology — 3.9%
Communications Equipment — 0.8%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	1,604,000	1,600,341 (a)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	210,000	214,177 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,090,000	1,155,579 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,380,000	1,296,634 (a)
Total Communications Equipment				4,266,731
Electronic Equipment, Instruments & Components — 0.6%
EquipmentShare.com Inc., Secured Notes	9.000%	5/15/28	610,000	615,362 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	2,300,000	2,323,991 (a)
Total Electronic Equipment, Instruments & Components				2,939,353
IT Services — 0.3%
CoreWeave Inc., Senior Notes	9.250%	6/1/30	610,000	616,772 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	1,080,000	1,084,509 (a)
Total IT Services				1,701,281
Semiconductors & Semiconductor Equipment — 0.2%
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	1,210,000	1,232,848 (a)
Software — 1.5%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	1,790,000	1,740,814
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	2,060,000	2,132,502 (a)
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	1,700,000	1,713,894 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	880,000	882,834 (a)
Gen Digital Inc., Senior Notes	6.750%	9/30/27	1,130,000	1,148,451 (a)
Total Software				7,618,495
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Technology Hardware, Storage & Peripherals — 0.5%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	840,000	$836,693 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	780,000	827,933 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	630,000	647,042 (a)
Total Technology Hardware, Storage & Peripherals				2,311,668

Total Information Technology				20,070,376
Materials — 3.2%
Chemicals — 0.2%
Celanese US Holdings LLC, Senior Notes	6.500%	4/15/30	1,200,000	1,190,730
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	390,000	389,011 (a)
Containers & Packaging — 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,630,000	1,635,229 (a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	830,000	792,509 (a)
Total Containers & Packaging				2,427,738
Metals & Mining — 2.4%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	5,080,000	5,381,605 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	4,660,000	4,886,224 (a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	2,340,000	2,371,106 (a)
Total Metals & Mining				12,638,935
Paper & Forest Products — 0.0%††
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	278,464

Total Materials				16,924,878
Real Estate — 2.3%
Diversified REITs — 0.8%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,480,000	1,462,658
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,770,000	1,704,377
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	290,000 GBP	323,483
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	246,000	201,417
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	610,000	639,681 (a)
Total Diversified REITs				4,331,616
Health Care REITs — 0.3%
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	410,623
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	1,030,000	1,041,622 (a)
Total Health Care REITs				1,452,245
Hotel & Resort REITs — 0.4%
Service Properties Trust, Senior Notes	8.375%	6/15/29	2,450,000	2,436,117
Real Estate Management & Development — 0.3%
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	1,360,000	1,390,954 (a)
Specialized REITs — 0.5%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,950,000	1,977,086 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	570,000	573,232 (a)
Total Specialized REITs				2,550,318

Total Real Estate				12,161,250
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 1.4%
Electric Utilities — 1.2%
NRG Energy Inc., Senior Notes	5.750%	1/15/34	2,740,000	$2,761,127 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	3,200,000	3,363,539 (a)
Total Electric Utilities				6,124,666
Independent Power and Renewable Electricity Producers — 0.2%
VoltaGrid LLC, Secured Notes	7.375%	11/1/30	1,030,000	1,048,207 (a)(j)

Total Utilities				7,172,873
Total Corporate Bonds & Notes (Cost — $392,250,836)				398,316,510
Senior Loans — 9.5%
Communication Services — 1.9%
Diversified Telecommunication Services — 0.3%
QualityTech LP, Term Loan (1 mo. Term SOFR + 3.500%)	7.606%	11/4/31	1,532,300	1,538,046 (e)(f)(k)(l)
Entertainment — 0.2%
UFC Holdings LLC, Term Loan B5 (3 mo. Term SOFR + 2.000%)	6.038%	11/21/31	1,276,800	1,281,097 (f)(k)(l)
Interactive Media & Services — 0.4%
X Corp., Term Loan B1 (6 mo. Term SOFR + 6.750%)	10.448%	10/26/29	288,517	281,664 (f)(k)(l)
X Corp., Term Loan B3	9.500%	10/26/29	1,660,000	1,667,263 (k)(l)
Total Interactive Media & Services				1,948,927
Media — 1.0%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	9.502%	5/18/29	1,571,400	1,427,169 (f)(k)(l)
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	2,005,750	1,534,399 (b)(k)(l)
Learfield Communications LLC, 2024 Term Loan B (1 mo. Term SOFR + 4.750%)	8.715%	6/30/28	1,257,696	1,269,883 (f)(k)(l)
Versant Media Group Inc., 2025 First Lien Term Loan B	—	10/23/30	970,000	967,982 (m)
Total Media				5,199,433

Total Communication Services				9,967,503
Consumer Discretionary — 2.1%
Automobile Components — 0.4%
ABC Technologies Inc., Term Loan B (1 mo. Term SOFR + 8.250%)	12.215%	1/2/40	1,680,000	1,617,000 (d)(e)(f)(k)(l)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	1,337,600	445,421 (f)(k)(l)
First Brands Group LLC, USD Term Loan	—	6/29/26	123,142	130,992 (m)
Total Automobile Components				2,193,413
Diversified Consumer Services — 0.1%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.803%	6/25/30	735,798	657,008 (f)(k)(l)
Hotels, Restaurants & Leisure — 1.1%
Catawba Nation Gaming Authority, Initial Term Loan B (1 mo. Term SOFR + 4.750%)	8.715%	3/28/32	1,760,000	1,801,255 (f)(k)(l)
Flutter Entertainment Public Ltd. Co., Third Incremental Term Loan B (3 mo. Term SOFR + 2.000%)	6.002%	6/4/32	2,952,600	2,942,753 (f)(k)(l)
Peninsula Pacific Entertainment LLC, Closing Date Term Loan Facility B (3 mo. Term SOFR + 4.750%)	8.735%	10/1/32	912,083	913,223 (e)(f)(k)(l)
Peninsula Pacific Entertainment LLC, Delayed Draw Term Loan Facility B	—	10/1/32	213,917	214,184 (e)(n)
Total Hotels, Restaurants & Leisure				5,871,415
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — 0.5%
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	7.513%	3/3/28	1,360,000	$1,343,068 (f)(k)(l)(m)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 4.750%)	8.834%	7/15/31	1,206,251	1,206,752 (f)(k)(l)
Total Specialty Retail				2,549,820

Total Consumer Discretionary				11,271,656
Consumer Staples — 0.0%††
Household Products — 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.329%	12/23/28	187,263	61,952 (f)(k)(l)

Financials — 0.9%
Consumer Finance — 0.2%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	7.965%	3/12/29	898,659	903,364 (f)(k)(l)
Financial Services — 0.4%
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.965%	7/31/31	330,000	331,114 (f)(k)(l)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.465%	7/31/31	1,970,162	1,960,035 (f)(k)(l)
Total Financial Services				2,291,149
Insurance — 0.3%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.065%	8/19/28	1,594,749	1,598,736 (f)(k)(l)

Total Financials				4,793,249
Health Care — 0.8%
Health Care Providers & Services — 0.7%
Aveanna Healthcare LLC, 2025 Term Loan (1 mo. Term SOFR + 3.750%)	7.715%	9/13/32	740,000	743,067 (f)(k)(l)
EyeCare Partners LLC, Term Loan B (8.580% Cash and 3.610% PIK)	8.580%	11/30/28	1,137,983	673,902 (b)(f)(k)(l)
Global Medical Response Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.384%	10/1/32	1,270,000	1,276,846 (f)(k)(l)
LifePoint Health Inc., Term Loan B	7.655-7.782%	5/16/31	694,576	695,909 (f)(k)(l)
Total Health Care Providers & Services				3,389,724
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.102%	10/1/27	746,083	740,488 (f)(k)(l)

Total Health Care				4,130,212
Industrials — 1.7%
Building Products — 0.2%
HP PHRG Borrower LLC, Closing Date Term Loan (3 mo. Term SOFR + 4.000%)	8.002%	2/20/32	997,500	975,684 (f)(k)(l)
Commercial Services & Supplies — 0.9%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.502%	1/31/31	1,925,625	1,785,218 (f)(k)(l)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	8.329%	8/31/28	1,128,637	1,111,707 (f)(k)(l)
Thermostat Purchaser III Inc., Initial Term Loan B1 (3 mo. Term SOFR + 4.250%)	8.252%	8/31/28	1,886,604	1,889,746 (f)(k)(l)
Total Commercial Services & Supplies				4,786,671
Professional Services — 0.5%
Dayforce Inc., Term Loan B	—	10/7/32	1,630,000	1,626,504 (m)
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 3.500%)	7.465%	11/14/30	1,074,540	1,071,854 (f)(k)(l)
Total Professional Services				2,698,358
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — 0.1%
QXO Building Products Inc., Term Loan B (1 mo. Term SOFR + 3.000%)	6.965%	4/30/32	305,557	$306,452 (f)(k)(l)

Total Industrials				8,767,165
Information Technology — 1.6%
Software — 1.6%
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.965%	2/19/29	1,450,000	1,312,555 (f)(k)(l)
Magenta Security Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 7.010%)	10.850%	7/27/28	52,657	43,080 (f)(k)(l)
Red Planet Borrower LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.965%	9/8/32	1,170,000	1,154,398 (f)(k)(l)
Starlight Parent LLC, Term Loan (3 mo. Term SOFR + 4.000%)	8.026%	4/16/32	2,680,000	2,669,963 (f)(k)(l)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	2,852,850	2,990,143 (k)(l)
Total Software				8,170,139
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	11.622%	6/16/26	59,150	57,642 (f)(k)(l)

Total Information Technology				8,227,781
Materials — 0.3%
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	7.215%	4/1/32	750,369	749,578 (f)(k)(l)
Clydesdale Acquisition Holdings Inc., Delayed Draw Term Loan	—	4/1/32	12,750	12,736 (n)
Total Containers & Packaging				762,314
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	883,042	880,354 (d)(e)(k)(l)

Total Materials				1,642,668
Utilities — 0.2%
Electric Utilities — 0.2%
Talen Energy Supply LLC, 2025 First Lien Term Loan B	—	10/11/32	820,000	820,513 (m)

Total Senior Loans (Cost — $51,799,189)				49,682,699
Asset-Backed Securities — 5.2%
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.284%	1/20/35	240,000	238,805 (a)(f)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2002-C M1 (1 mo. Term SOFR + 3.489%)	7.481%	11/25/32	656,143	695,296 (f)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.634%	10/20/34	640,000	640,284 (a)(f)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.358%	1/25/38	1,100,000	1,103,355 (a)(f)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.204%	4/20/35	560,000	561,984 (a)(f)
Apidos CLO Ltd., XXXA CR (3 mo. Term SOFR + 3.000%)	6.884%	10/18/31	750,000	755,821 (a)(f)
Bain Capital Credit CLO Ltd., 2019-1A DR2 (3 mo. Term SOFR + 3.100%)	6.984%	4/19/34	850,000	852,721 (a)(f)
Bain Capital Credit CLO Ltd., 2021-4A D (3 mo. Term SOFR + 3.362%)	7.246%	10/20/34	400,000	397,412 (a)(f)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.855%	7/15/37	980,000	975,669 (a)(f)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.757%	11/22/34	990,000	990,792 (a)(f)
Capital Four US CLO Ltd., 2025-4A D1 (3 mo. Term SOFR + 3.250%)	7.139%	10/18/38	870,000	870,870 (a)(f)(j)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	6.884%	10/20/37	930,000	934,078 (a)(f)
CIFC Funding Ltd., 2021-1A D1R (3 mo. Term SOFR + 3.150%)	7.008%	7/25/37	500,000	503,967 (a)(f)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.408%	1/25/35	610,000	611,537 (a)(f)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.905%	10/15/37	870,000	875,858 (a)(f)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.382%	4/17/34	500,000	501,827 (a)(f)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. Term SOFR + 0.654%)	4.646%	3/25/36	1,499,999	$683,981 (f)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	8.734%	1/20/37	760,000	753,397 (a)(f)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.108%	7/25/34	710,000	709,887 (a)(f)
Jamestown CLO Ltd., 2021-17A DR (3 mo. Term SOFR + 3.500%)	7.358%	1/25/35	1,100,000	1,103,833 (a)(f)
Madison Park Funding Ltd., 2016-24A DR2 (3 mo. Term SOFR + 2.950%)	6.834%	10/20/29	590,000	592,822 (a)(f)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	6.805%	7/15/36	520,000	523,404 (a)(f)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	8.758%	1/25/37	1,040,000	1,036,885 (a)(f)
Marble Point CLO Ltd., 2021-4A D1R (3 mo. Term SOFR + 3.300%)	7.189%	1/22/35	1,250,000	1,252,997 (a)(f)(j)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.286%	7/15/31	440,000	441,672 (a)(f)
MVW LLC, 2021-1WA C	1.940%	1/22/41	176,321	169,122 (a)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	7.034%	7/20/36	710,000	713,367 (a)(f)
Ocean Trails CLO Ltd., 2022-12A D1R (3 mo. Term SOFR + 3.500%)	7.384%	7/20/35	550,000	554,039 (a)(f)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.734%	7/19/37	710,000	713,693 (a)(f)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	6.905%	4/15/31	730,000	734,793 (a)(f)
Palmer Square Loan Funding Ltd., 2024-1A C (3 mo. Term SOFR + 2.550%)	6.455%	10/15/32	500,000	502,588 (a)(f)
Palmer Square Loan Funding Ltd., 2024-3A C (3 mo. Term SOFR + 2.950%)	7.184%	8/8/32	900,000	905,040 (a)(f)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.884%	4/20/38	1,210,000	1,216,560 (a)(f)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.805%	7/15/40	1,040,000	1,045,123 (a)(f)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.557%	5/25/31	878,458	625,930 (a)(f)
Voya CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.012%)	6.916%	7/15/31	940,000	943,499 (a)(f)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.570%	1/20/38	550,000	552,959 (a)(f)

Total Asset-Backed Securities (Cost — $27,959,130)				27,285,867
Collateralized Mortgage Obligations(o) — 4.2%
Banc of America Funding Trust, 2015-R4 2A1 (1 mo. Term SOFR + 0.319%)	4.642%	2/25/37	28,082	28,067 (a)(f)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	6.978%	4/15/34	2,450,000	2,388,363 (a)(f)
BX Trust, 2021-VIEW F (1 mo. Term SOFR + 4.044%)	8.076%	6/15/36	2,100,000	2,095,954 (a)(f)
CEDR Commercial Mortgage Trust, 2022-SNAI D (1 mo. Term SOFR + 2.376%)	6.408%	2/15/39	1,800,000	1,761,926 (a)(f)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	9.383%	9/26/33	920,000	978,892 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.233%	1/25/34	790,000	841,599 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 M2 (30 Day Average SOFR + 1.650%)	5.833%	1/25/34	39,831	39,925 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	695,889	681,967 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	930,745 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 M	5.000%	11/25/63	320,000	275,943 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.397%	7/25/39	174,589	178,063 (a)(f)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(o) — continued
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.547%	1/25/40	260,000	$266,647 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.283%	10/25/41	520,000	530,585 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	7.333%	12/25/41	100,000	102,300 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2022-R05 2B2 (30 Day Average SOFR + 7.000%)	11.183%	4/25/42	930,000	1,000,682 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B1 (30 Day Average SOFR + 2.700%)	6.883%	1/25/44	280,000	288,371 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2025-R02 1B1 (30 Day Average SOFR + 1.950%)	6.133%	2/25/45	270,000	271,393 (a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.529%)	8.562%	11/15/38	2,100,000	2,112,514 (a)(f)
LHOME Mortgage Trust, 2024-RTL4 M1	7.792%	7/25/39	1,200,000	1,217,762 (a)(f)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	680,000	688,305 (a)(f)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	600,000	600,386 (a)(f)(j)
NYC Commercial Mortgage Trust, 2025-28L G	9.321%	11/5/38	1,400,000	1,397,304 (a)(f)(j)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.383%	1/15/39	2,050,000	2,004,694 (a)(f)
Verus Securitization Trust, 2023-8 B1	8.079%	12/25/68	930,000	945,631 (a)(f)

Total Collateralized Mortgage Obligations (Cost — $21,504,646)				21,628,018
			Shares
Investments in Underlying Funds — 1.9%
iShares Trust — iShares 0-5 Year High Yield Corporate Bond ETF			113,400	4,885,272
SPDR Series Trust — State Street SPDR Bloomberg Short Term High Yield Bond ETF			192,650	4,901,016

Total Investments in Underlying Funds (Cost — $9,731,939)				9,786,288
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.7%
Communication Services — 0.1%
Media — 0.1%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	131,066	315,377 (b)

Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
NCL Corp. Ltd., Senior Notes	1.125%	2/15/27	320,000	321,920

Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Centrus Energy Corp., Senior Notes	0.000%	8/15/32	150,000	267,038 (a)

Financials — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	990,000	986,040

Industrials — 0.2%
Aerospace & Defense — 0.2%
AeroVironment Inc., Senior Notes	0.000%	7/15/30	690,000	965,310
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.1%
Technology Hardware, Storage & Peripherals — 0.1%
Super Micro Computer Inc., Senior Notes	3.500%	3/1/29	783,000	$836,048

Total Convertible Bonds & Notes (Cost — $3,217,411)				3,691,733
Sovereign Bonds — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	99,536	84,954
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	496,326	406,987
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	953,791	670,515

Total Sovereign Bonds (Cost — $1,003,268)				1,162,456
			Shares/Units
Common Stocks — 0.1%
Consumer Discretionary — 0.1%
Diversified Consumer Services — 0.1%
WW International Inc.			14,399	501,373 *

Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Permian Production Partners LLC			37,916	0 *(d)(e)(h)

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			466	168 *(d)(p)
Spirit Aviation Holdings Inc.			80,264	28,895 *

Total Industrials				29,063
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			871	12,520 *(d)(e)

Total Common Stocks (Cost — $1,809,472)				542,956
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	2,090	31,526 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $694,222)		3/12/30	57,028	20,530 *(a)(d)(p)
Total Investments before Short-Term Investments (Cost — $509,970,113)				512,148,583
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 2.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $13,797,377)	3.976%	13,797,377	$13,797,377 (q)(r)
Total Investments — 100.5% (Cost — $523,767,490)			525,945,960
Liabilities in Excess of Other Assets — (0.5)%			(2,509,976)
Total Net Assets — 100.0%			$523,435,984

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Value is less than $1.
(i)	The coupon payment on this security is currently in default as of October 31, 2025.
(j)	Securities traded on a when-issued or delayed delivery basis.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of October 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)
All or a portion of this loan is unfunded as of October 31, 2025. The interest rate for fully unfunded term loans is to be determined. At October 31, 2025, the total principal amount and market value of unfunded commitments totaled $226,667 and $226,920, respectively.

(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Restricted security (Note 3).
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2025, the total market value of investments in Affiliated Companies was $13,797,377 and the cost was $13,797,377 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
ETF	—	Exchange-Traded Fund
GBP	—	British Pound
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard & Poor’s Depositary Receipts
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Short Duration High Income Fund
At October 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	337,254	GBP	253,968	BNP Paribas SA	1/16/26	$3,609
AUD	809,439	USD	530,535	Citibank N.A.	1/16/26	(539)
CAD	478,773	USD	344,840	Citibank N.A.	1/16/26	(2,131)
EUR	228,120	USD	265,231	Citibank N.A.	1/16/26	(1,152)
Net unrealized depreciation on open forward foreign currency contracts						$(213)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At October 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at October 31, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc., 6.500%, due 7/1/25	$1,918,000	12/20/29	4.783%	5.000% quarterly	$14,356	$72,534	$(58,178)
Nabors Industries Inc., 9.125%, due 1/31/30	408,000	6/20/29	3.891%	1.000% quarterly	(38,119)	(54,068)	15,949
Total	$2,326,000				$(23,763)	$18,466	$(42,229)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at October 31, 2025[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Transocean Inc., 8.000%, due 2/1/27	$408,000	6/20/29	3.038%	1.000% quarterly	$27,196	$37,884	$(10,688)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Short Duration High Income Fund 2025 Quarterly Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$48,099,303	$2,754,595	$50,853,898
Financials	—	48,076,937	0 *	48,076,937
Health Care	—	35,639,241	0 *	35,639,241
Other Corporate Bonds & Notes	—	263,746,434	—	263,746,434
Senior Loans:
Communication Services	—	8,429,457	1,538,046	9,967,503
Consumer Discretionary	—	8,527,249	2,744,407	11,271,656
Materials	—	762,314	880,354	1,642,668
Other Senior Loans	—	26,800,872	—	26,800,872
Asset-Backed Securities	—	27,285,867	—	27,285,867
Collateralized Mortgage Obligations	—	21,628,018	—	21,628,018
Investments in Underlying Funds	$9,786,288	—	—	9,786,288
Convertible Bonds & Notes	—	3,691,733	—	3,691,733
Sovereign Bonds	—	1,162,456	—	1,162,456
Common Stocks:
Consumer Discretionary	501,373	—	—	501,373
Energy	—	—	0 *	0*
Industrials	28,895	168	—	29,063
Materials	—	—	12,520	12,520
Rights	—	31,526	—	31,526
Warrants	—	20,530	—	20,530
Total Long-Term Investments	10,316,556	493,902,105	7,929,922	512,148,583
Short-Term Investments†	13,797,377	—	—	13,797,377
Total Investments	$24,113,933	$493,902,105	$7,929,922	$525,945,960
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,609	—	$3,609
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	15,949	—	15,949
Total Other Financial Instruments	—	$19,558	—	$19,558
Total	$24,113,933	$493,921,663	$7,929,922	$525,965,518
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,822	—	$3,822
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	58,178	—	58,178
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	10,688	—	10,688
Total	—	$72,688	—	$72,688

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$2,385,297	$1,736	—	$143,940	$223,622
Financials	0 *	—	—	—	—
Health Care	0 *	—	—	—	—
Senior Loans:
Communication Services	1,543,831	427	$36	(2,397)	—
Consumer Discretionary	1,442,895	1,009	2,200	(879)	2,739,555
Materials	858,230	—	—	119	22,005
Common Stocks:
Energy	0 *	—	—	—	—
Materials	23,871	—	—	(11,351)	—
Total	$6,254,124	$3,172	$2,236	$129,432	$2,985,182

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of October 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2025[1]
Corporate Bonds & Notes:
Energy	—	—	—	$2,754,595	$143,940
Financials	—	—	—	0 *	—
Health Care	—	—	—	0 *	—
Senior Loans:
Communication Services	$(3,851)	—	—	1,538,046	(2,397)
Consumer Discretionary	(233,621)	—	$(1,206,752)	2,744,407	4,140
Materials	—	—	—	880,354	119
Common Stocks:
Energy	—	—	—	0 *	—
Materials	—	—	—	12,520	(11,351)
Total	$(237,472)	—	$(1,206,752)	$7,929,922	$134,451

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended October 31, 2025. The following transactions were effected

Western Asset Short Duration High Income Fund 2025 Quarterly Report

in such company for the period ended October 31, 2025.

	Affiliate Value at July 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$8,810,746	$68,230,735	68,230,735	$63,244,104	63,244,104

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$111,333	—	$13,797,377
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 10/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	466	3/25	$5,673	$168	$0.36	0.00%(a)
Spirit Airlines LLC, Warrants	57,028	3/25	694,222	20,530 (b)	0.36	0.00 (a)
Total			$699,895	$20,698		0.00% (a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Short Duration High Income Fund 2025 Quarterly Report